Parent Company (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	$ (977)
Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	(439)	0	0
Parent Company [Member]
Parent Company Details (Textuals) [Abstract]
Guarantees of indebtedness	40
Lines of credit drawn down	0
Parent Company [Member] | Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	$ (439)	$ 0	$ 0